EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EQUITY INCENTIVE PLAN

NOTE 11- EQUITY INCENTIVE PLAN

On October 24, 2024, the Company’s stockholders approved the 2024 Equity Incentive Plan, or the 2024 Plan. The 2024 Plan provides that grants may be in any of the following forms: incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, and performance awards. The 2024 Plan will be administered and interpreted by the Compensation Committee of the Board of Directors. The Compensation Committee has the authority to determine the individuals to whom grants will be made under the 2024 Plan, determine the type, size and terms of the grants, determine the time when grants will be made and the duration of any applicable exercise or restriction period (subject to the limitations of the 2024 Plan) and deal with any other matters arising under the 2024 Plan. All the employees of the shares at $ 4 per share Company and its subsidiaries are eligible for grants under the 2024 Plan. Non-employee directors and consultants of the Company are also eligible to receive grants under the 2024 Plan. The Company has reserved 1,500,000 shares of common stock of Callan JMB Inc. for the granting of such options.